Cover	Mar. 07, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive, Suite A,
Entity Address, City or Town	Middletown,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	302
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001937653
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ